Assets and liabilities sold - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets and liabilities classified as held for sale [line items]
Gain on Disposal of Assets and Liabilities Classified as Held For Sale	$ 29	$ 11	$ 16
Proceeds From Disposal Of Noncurrent Assets	$ 0	44	1
EMEAA [member]
Assets and liabilities classified as held for sale [line items]
Gain on Disposal of Assets and Liabilities Classified as Held For Sale			3
United States [member]
Assets and liabilities classified as held for sale [line items]
Gain on Disposal of Assets and Liabilities Classified as Held For Sale		0
Proceeds From Disposal Of Noncurrent Assets		46
Noncurrent assets disposed		2
Net assets held for sale disposed off consideration payable		44
Decrease through classified as held for sale property plant and equipment		45
Decrease through classified as held for sale lease liabilities		3
Net cash inflow through classified as held for sale		$ 44
Holiday Inn Melbourne Airport [member] | EMEAA [member]
Assets and liabilities classified as held for sale [line items]
Gain on Disposal of Assets and Liabilities Classified as Held For Sale			(3)
Proceeds From Disposal Of Noncurrent Assets			$ 2